Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Schedule of assets and liabilities recorded at fair value on a recurring basis

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2018
Assets:
U.S. Treasury	$1,952	$1,952	—	$—
U.S. government and federal agency obligations	9,966	—	9,966	—
Government sponsored enterprises	43,335	—	43,335	—
Obligations of states and political subdivisions	40,386	—	40,386	—
Mortgage-backed securities	118,192	—	118,192	—
Other debt securities	3,000	—	3,000	—
Bank-issued trust preferred securities	1,374	—	1,374	—
Equity securities	12	—	12	—
Mortgage servicing rights	2,931	—	—	2,931
Total	$221,148	$1,952	$216,265	$2,931

December 31, 2017
Assets:
U.S. Treasury	$1,967	$1,967	—	$—
U.S. government and federal agency obligations	12,073	—	12,073	—
Government sponsored enterprises	36,897	—	36,897	—
Obligations of states and political subdivisions	46,656	—	46,656	—
Mortgage-backed securities	128,949	—	128,949	—
Other debt securities	3,000	—	3,000	—
Bank-issued trust preferred securities	1,486	—	1,486	—
Equity securities	10	—	10	—
Mortgage servicing rights	2,713	—	—	2,713
Total	$233,751	$1,967	$229,071	$2,713

Schedule of summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
(in thousands)	Mortgage Servicing Rights
Balance at December 31, 2016	$2,584
Total gains or (losses) (realized/unrealized):
Included in earnings	(93)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	222
Settlements	—
Balance at December 31, 2017	$2,713
Total gains or losses (realized/unrealized):
Included in earnings	(27)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	245
Settlements	—
Balance at December 31, 2018	$2,931

Schedule of valuation methods for instruments measured at fair value on a nonrecurring basis
		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Total Gains
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)	(Losses)*
December 31, 2018
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$1,320	$—	$—	$1,320	$(244)
Real estate construction - commercial	153	—	—	153	(27)
Real estate mortgage - residential	1,317	—	—	1,317	(44)
Real estate mortgage - commercial	115	—	—	115	(20)
Installment and other consumer	—	—	—	—	(35)
Total	$2,905	$—	$—	$2,905	$(370)
Other real estate and repossessed assets	$13,691	$—	$—	$13,691	$(15)

December 31, 2017
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$1,583	$—	$—	$1,583	$(521)
Real estate construction - commercial	153	—	—	153	—
Real estate mortgage - residential	49	—	—	49	(204)
Real estate mortgage - commercial	880	—	—	880	(26)
Installment and other consumer	593	—	—	—	(37)
Total	$3,258	$—	$—	$2,665	$(788)
Other real estate and repossessed assets	$13,182	$—	$—	$13,182	$(250)

*Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.